RECOVERIES, COSTS AND EXPENSES - Settlement agreement (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Millions	USD ($)	CAD ($)
Settlement agreement
Other income		$ 2,250
Ontario, Canada
Settlement agreement
Other income		$ 2,300
Settlement amount, received	$ 1.4